ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2016
Gold Master HK
Summary of consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date

Consideration

Cash	281,619

Equity instrument (200,890,940 ordinary shares of the Company)	1,146,252

Fair value of total consideration transferred	1,427,871

Recognized amounts of identifiable assets acquired and liabilities assumed

Cash	181,538

Available-for-sale investments	9,000

Equipment and leasehold improvements	6,236

Intangible assets	429,806

Other assets	95,568

Accounts payable	(12,580)

Accrued employee benefits	(67,579)

Deferred tax liabilities	(103,273)

Other liabilities	(176,568)

Total identifiable net assets acquired	362,148

Goodwill	1,065,723

Total	1,427,871

Schedule of unaudited pro forma results

	Year ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	(Note2) USD
	Unaudited	Unaudited	Unaudited	Unaudited

Pro forma revenue	1,225,293	1,453,435	3,180,238	458,050
Pro forma net income	470,006	457,002	1,043,924	150,356

Other acquisitions in 2016
Summary of consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date

Consideration
Cash	48,058

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	38,726
Equipment and leasehold improvements	3,766
Intangible assets	89
Other assets	75,295
Accounts payable	(611)
Accrued employee benefits	(1,935)
Other liabilities	(68,050)

Total identifiable net assets acquired	47,280
Noncontrolling interest	(3,000)
Goodwill	3,778

Total	48,058

Acquisition of Sheng Ding in 2015
Summary of consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date

Consideration
Cash	10,000

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	6
Deposit with clearing organization	22,349
Other liabilities	(12,457)

Total identifiable net assets acquired	9,898
Goodwill	102

Total	10,000